INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Inventories [Abstract]
Schedule of Inventories

	As at December 31
(In millions of dollars)	2017	2016

Wireless devices and accessories	251	236
Other finished goods and merchandise	62	79

Total inventories	313	315